Fees Summary	Jul. 15, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 16,192,000
Previously Paid Amount	0.00
Total Fee Amount	2,479.00
Total Offset Amount	0.00
Net Fee	2,479.00
Narrative - Max Aggregate Offering Price	$ 16,192,000
Final Prospectus	true